Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,498,000.00
Total Fee Amount	483.07
Total Offset Amount	0.00
Net Fee	$ 483.07
Offering Table N/A
Offset Table N/A	N/A